Right of use asset and lease liability	6 Months Ended
Dec. 31, 2021
Right Of Use Asset And Lease Liability
Right of use asset and lease liability

8.        Right of use asset and lease liability

IFRS 16 requires how leases will be recognized, measured, presented and disclosed. The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is twelve months or less for the underlying asset. On November 1, 2021, the Company leased their head office in Vancouver for a three year term ending October 31, 2024. The payments are made to the lessor monthly.

The lease liability was calculated using a discount rate of 6%. The details of the lease liability recognised during the period are as follows:

$
Balance at June 30, 2021	-
Additions	427,263
Discount on future commitment	(54,023)
Lease liability at December 31, 2021	373,240

Changes in the Company’s right of use assets during the period ended December 31, 2021 are as follows:

$
Balance at June 30, 2021	-
Additions	373,240
Amortisation	(20,736)
Balance at December 31, 2021	352,504

The right of use asset is being amortized on a straight-line basis over the 3 year lease term.

Changes in the Company’s lease liabilities during the period ended December 31, 2021 were are follows:

$
Balance at June 30, 2021	-
Additions	373,240
Lease payments	(22,856)
Interest on lease payments	4,215
Balance at December 31, 2021	354,599
Less: current portion	(69,204)
Lease liability – non-current	285,394